Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss per share	24. Earnings per Share

	Year Ended December 31
(in thousands of $ except for shares and EPS)	2024	2023	2022
Profit/(Loss) for the period	$833,040	$(295,053)	$(709,594)
Weighted average number of shares outstanding	59,855,585	57,169,253	54,381,371
Basic profit/(loss) per share (in $)	$13.92	$(5.16)	$(13.05)
Weighted average number of shares for purpose of diluted profit/ (loss) per share	65,177,815	57,169,253	54,381,371
Diluted profit/(loss) per share (in $)	$12.78	$(5.16)	$(13.05)
Profit/(loss) per ordinary share is calculated by dividing the profit/(loss) for the period by the weighted average number of ordinary shares during the year. Diluted profit/(loss) per share is calculated by adjusting the weighted average number of shares by in the money outstanding dilutive stock options and RSUs.
As the Company reported a net loss in 2023 and 2022, stock options and RSUs have an anti-dilutive effect rather than a dilutive effect. As such, there is no difference between basic and diluted loss per ordinary share for those periods.